Janus Henderson Money Market Fund Annual Fund Operating Expenses - Class D Shares [Member] - Janus Henderson Money Market Fund - Class D	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.19%	[1]
Expenses (as a percentage of Assets)	0.39%

[1]	Restated to reflect a contractual reduction in administration fees effective October 28, 2025.